Summary Of Significant Accounting Policies (Schedule Of Warranty Reserve) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve, beginning of period		$ 102,580	$ 84,188
Warranties issued		60,856	50,695
Adjustments to pre-existing warranties from changes in estimates (1)	[1]	12,685	19,687
Payments		(60,194)	(51,990)
Warranty reserve, end of period		$ 115,927	$ 102,580

[1]	The adjustments to pre-existing warranties from changes in estimates during the year ended November 30, 2014 and 2013 primarily related to specific claims related to certain of our homebuilding communities and other adjustments.